Leases (Details) - Schedule of Cash Flow Information Related to Operating Leases - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash Flow Information Related to Operating Leases [Abstract]
Cash paid for amounts in the measurement of lease liabilities	$ 57,201	$ 51,447
Right-of-use assets obtained in exchange for new lease liabilities